Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2022
Basis Of Preparation [Abstract]
Basis of preparation
These unaudited condensed consolidated interim financial statements have been prepared in accordance with UK adopted IAS 34 ‘Interim Financial Reporting’, IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (‘IASB’), IAS 34 ‘Interim Financial Reporting’ as adopted by the EU and The Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority. These financial statements should be read in conjunction with the company’s published consolidated financial statements for the year ended 30 June 2022, which were prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and International Financial Reporting Standards adopted by the UK, IFRSs as adopted by the EU and IFRSs as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee. IFRS as adopted by the UK and by the EU differs in certain respects from IFRS as issued by the IASB, but the differences have no impact on the group’s consolidated financial statements for the periods presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise.
In preparing these condensed consolidated interim financial statements, the significant judgements made by management when applying the group’s accounting policies and the significant areas where estimates were required were the same as those that applied to the consolidated financial statements for the year ended 30 June 2022, with the exception of changes in estimates disclosed in note 3 Exceptional items and note 13 Contingent liabilities and legal proceedings. These condensed consolidated interim financial statements were approved for issue on 25 January 2023.
The financial statements for Diageo plc for the year ending 30 June 2023 will be prepared in accordance with IFRS as adopted by the UK, IFRSs as adopted by the EU and IFRSs, as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee.
Going concern

Management prepared cash flow forecasts which were also sensitised to reflect severe but plausible downside scenarios taking into consideration the group's principal risks. In the base case scenario, management included assumptions for mid-single digit net sales growth, operating margin improvement and global TBA market share growth. In light of the ongoing geopolitical volatility, the base case outlook and plausible downside scenarios incorporated considerations for a prolonged global recession, supply chain disruptions, higher inflation and further geopolitical deterioration. Even under these scenarios, the group’s cash position is still expected to remain strong, as the group's liquidity was protected by issuing $2,000 million of fixed rate dollar denominated bonds in the six months ended 31 December 2022. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, as well as a temporary suspension of the share buyback programme and dividend payments in the next 12 months, or drawdowns on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the company is a going concern for at least 12 months from the date of signing the group's condensed consolidated interim financial statements.
Weighted average exchange rates used in the translation of income statements were US dollar – £1 = $1.18 (2021 – £1 = $1.36) and euro – £1 = €1.16 (2021 – £1 = €1.17). Exchange rates used to translate assets and liabilities at the balance sheet date were US dollar – £1 = $1.2 (31 December 2021 – £1 = $1.35; 30 June 2022 – £1 = $1.21) and euro – £1 = €1.13 (31 December 2021 – £1 = €1.19; 30 June 2022 – £1 = €1.16). The group uses foreign exchange transaction hedges to mitigate the effect of exchange rate movements.
New accounting standards and interpretations
New accounting standards and interpretations

The following amendment to the accounting standards, issued by the IASB and endorsed by the UK and EU, was adopted by the group from 1 July 2022 with no impact on the group’s consolidated results, financial position or disclosures:

–Amendments to IFRS 3 Updating a Reference to the Conceptual Framework
–Amendments to IAS 16 Property, Plant and Equipment: Proceeds before Intended Use
–Amendments to IAS 37 Onerous Contracts - Cost of Fulfilling a Contract
Expected impact of initial application of new standards or interpretations that have not been adopted by the group	The following standard issued by the IASB has been endorsed by the UK and EU and has not been adopted by the group: –IFRS 17 – Insurance contracts (effective from the year ending 30 June 2024) is ultimately intended to replace IFRS 4. Based on a preliminary assessment, the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position. There are a number of other amendments and clarifications to IFRSs, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.